Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	¥ 8,578,577	¥ 9,529,587	¥ 8,392,843
Other Services
Disaggregation of Revenue [Line Items]
Revenue	¥ 138,147	¥ 85,608	¥ 164,884